JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 31.0%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	24,000	24,064
6.00%, 2/15/2028 (a)	139,000	138,833
RTX Corp. 5.75%, 11/8/2026	850,000	866,754
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	31,188
TransDigm, Inc. 6.38%, 3/1/2029 (a)	345,000	350,623
		1,411,462
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	197,853
7.00%, 4/15/2028 (a)	50,000	51,132
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	89,554
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	124,000	123,943
Clarios Global LP
6.25%, 5/15/2026 (a)	137,000	137,094
6.75%, 5/15/2028 (a)	35,000	35,861
Dana, Inc.
5.38%, 11/15/2027	62,000	61,619
4.50%, 2/15/2032	23,000	20,217
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	167,000	153,142
Icahn Enterprises LP 5.25%, 5/15/2027	160,000	153,809
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	175,000	175,800
		1,200,024
Automobiles — 1.0%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	948,349
Hyundai Capital America
1.80%, 10/15/2025 (a)	200,000	194,611
5.25%, 1/8/2027 (a)	965,000	974,413
4.55%, 9/26/2029 (a)	1,930,000	1,895,923
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,404,521
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	198,478
		5,616,295
Banks — 13.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	380,085
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	512,293
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,845,890
ASB Bank Ltd. (New Zealand)
5.35%, 6/15/2026 (a)	1,000,000	1,010,690
5.40%, 11/29/2027 (a)	1,000,000	1,022,898
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	800,000	804,233
5.38%, 3/13/2029	1,200,000	1,221,344
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	550,000	530,578
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	593,388

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	188,733
5.59%, 8/8/2028	800,000	818,836
6.61%, 11/7/2028	200,000	212,814
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	585,000	581,489
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	380,000	378,042
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	218,888
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,019,011
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	329,173
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	477,333
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	416,366
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	880,464
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,500,000	1,553,026
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335,000	337,816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	232,504
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	1,480,000	1,509,593
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (b)	1,735,000	1,721,347
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	395,000	400,731
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	730,629
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	995,000	987,611
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	500,000	508,994
5.79%, 7/13/2028 (a)	750,000	773,208
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	778,488
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	970,000	961,371
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	795,000	783,166
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	506,211
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	1,470,000	1,476,578
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	750,000	728,862
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	500,000	504,149
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,566,791
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	827,464
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	1,500,000	1,548,503
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	702,000	714,237
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	660,000	672,685
(SOFR + 1.34%), 4.63%, 9/11/2030 (b)	1,100,000	1,088,824
Citigroup, Inc.
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	455,000	452,849
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	200,000	198,764
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	1,750,000	1,760,491
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	85,000	81,422

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	370,000	363,182
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	481,844
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,142,138
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,110,000	1,093,016
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	520,693
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	765,000	752,083
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	805,000	812,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	1,350,000	1,382,655
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	615,000	604,631
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	500,000	503,908
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	200,000	199,626
5.70%, 3/14/2028 (a)	325,000	333,796
5.25%, 4/26/2029 (a)	710,000	721,108
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	868,074
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,812,395
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	300,000	305,201
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	860,000	865,936
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	500,000	489,650
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	200,000	191,635
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,055,362
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	1,000,000	993,060
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	200,000	199,064
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	1,000,000	1,016,435
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	775,417
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (b)	575,000	590,662
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b)	258,000	256,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	486,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	380,541
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b) (c)	470,000	465,091
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	625,000	635,827
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,667,938
4.50%, 10/10/2029	1,000,000	985,804
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	500,060
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	1,000,000	996,786
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	756,842
5.41%, 5/17/2029 (a)	805,000	824,373

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	472,414
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	655,000	638,631
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	959,855
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	365,000	363,340
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	570,000	548,624
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	200,000	199,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	310,000	308,526
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	477,689
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	765,944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	1,605,000	1,592,966
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	775,000	794,024
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	835,441
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	765,687
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	150,000	149,189
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	277,046
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,269,944
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	944,580
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	999,553
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	220,858
		75,462,989
Beverages — 0.0% ^
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	60,000	59,683
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	182,469
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	72,000	73,100
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	40,203
Wayfair LLC 7.25%, 10/31/2029 (a)	105,000	106,406
		219,709
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	149,000	135,729
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	140,000	141,547
Griffon Corp. 5.75%, 3/1/2028	125,000	123,467
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	75,904
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	80,000	81,438
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	70,000	74,476
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	144,000	139,939
Summit Materials LLC 5.25%, 1/15/2029 (a)	114,000	114,902
		887,402
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	380,000	381,645
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	75,000	68,075

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	350,000	340,309
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	361,411
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	142,338
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,376,309
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	400,556
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	372,210
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	720,000	701,046
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	1,000,000	992,177
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	1,090,000	1,095,788
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	895,000	887,516
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,008,203
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	132,056
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	373,023
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	150,000	144,196
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	317,578
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	381,479
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,025,239
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	571,058
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	612,975
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	957,836
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,510,000	1,496,620
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	196,153
State Street Corp. (SOFR + 1.02%), 4.53%, 2/20/2029 (b)	370,000	368,781
UBS AG (Switzerland) 7.50%, 2/15/2028	270,000	291,039
UBS Group AG (Switzerland)
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	405,000	408,204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	297,000	299,378
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	408,136
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	903,583
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,585,000	1,623,926
		18,638,843
Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (d)	200,000	173,800
8.00%, 10/15/2034 (a)	200,000	199,938
Chemours Co. (The) 5.75%, 11/15/2028 (a)	130,000	123,022
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	202,985
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	50,000	53,292
4.25%, 5/15/2029 (a)	67,000	62,083
9.00%, 2/15/2030 (a)	45,000	48,688
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	173,000	162,964
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	11,000	9,900

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	64,000	62,897
5.63%, 8/15/2029 (a)	125,000	116,892
		1,216,461
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	113,303
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	188,476
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	57,765
Brink's Co. (The) 6.75%, 6/15/2032 (a)	75,000	76,540
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	200,000	198,906
5.64%, 3/13/2027 (a)	1,845,000	1,876,608
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	82,782
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	160,000	152,273
4.75%, 6/15/2029 (a)	71,000	68,675
Madison IAQ LLC 4.13%, 6/30/2028 (a)	186,000	177,983
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	130,000	130,080
6.25%, 1/15/2028 (a)	145,000	144,863
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	50,000	48,118
6.63%, 6/15/2029 (a)	55,000	55,944
		3,372,316
Communications Equipment — 0.0% ^
CommScope LLC
6.00%, 3/1/2026 (a)	85,000	83,476
4.75%, 9/1/2029 (a)	95,000	78,612
		162,088
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	168,981	131,199
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	41,525
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	130,210
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	205,260
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	56,342
		564,536
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.45%, 4/15/2027	695,000	720,078
5.75%, 6/6/2028	500,000	515,527
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	65,280
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	910,000	922,848
(SOFRINDX + 1.09%), 5.53%, 4/25/2030 (b)	1,225,000	1,258,525
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	876,627

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.75%, 3/1/2029 (a)	970,000	992,823
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	349,007
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	1,000,000	1,023,705
General Motors Financial Co., Inc. 5.40%, 5/8/2027	515,000	521,998
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	68,447
6.63%, 5/15/2029	140,000	142,842
5.38%, 11/15/2029	58,000	56,455
		7,514,162
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	211,687
3.50%, 3/15/2029 (a)	59,000	54,518
Rite Aid Corp.
8.00%, 10/18/2024 ‡	19,023	—
8.00%, 11/15/2026 ‡ (e)	66,000	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (b)	6,532	5,879
Series A, 15.00% (PIK), 8/30/2031 ‡ (f)	19,006	11,510
Series B, 15.00% (PIK), 8/30/2031 ‡ (f)	8,731	—
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	125,000	120,977
		404,571
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	170,441
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	66,534
6.38%, 7/15/2032 (a)	80,000	81,488
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	173,000	177,100
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	152,000	151,754
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	104,000	99,519
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	121,079
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	200,000	199,594
		1,067,509
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	135,000	139,725
Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	159,662
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	152,415
CCO Holdings LLC
4.75%, 3/1/2030 (a)	552,000	512,920
4.50%, 8/15/2030 (a)	715,000	650,668
4.75%, 2/1/2032 (a)	13,000	11,698
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	77,092
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	182,000	169,145

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,408	82,610
4.13%, 4/15/2030 (a)	114,227	100,797
		1,917,007
Electric Utilities — 1.6%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,157,728
Enel Finance America LLC (Italy) 7.10%, 10/14/2027 (a)	200,000	211,828
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	442,486
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	400,000	345,876
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (d)	200,000	200,000
Exelon Corp. 5.15%, 3/15/2028	305,000	309,167
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,440,524
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,321
5.20%, 4/1/2028 (a)	240,000	243,827
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (a)	325,000	319,988
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	202,830
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	445,000	447,831
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	42,065
5.25%, 6/15/2029 (a)	232,000	227,502
Pacific Gas and Electric Co. 5.55%, 5/15/2029	685,000	701,381
PG&E Corp. 5.00%, 7/1/2028	145,000	142,358
Southern California Edison Co. 5.15%, 6/1/2029	820,000	834,421
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	90,000	89,161
4.38%, 5/1/2029 (a)	27,000	25,763
7.75%, 10/15/2031 (a)	195,000	207,109
		8,817,166
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	97,140
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	41,903
		139,043
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	91,000	87,782
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.25%, 4/1/2028 (a)	100,000	100,371
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	52,208
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	165,630	155,154
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	85,000	85,124
Noble Finance II LLC 8.00%, 4/15/2030 (a)	80,000	81,926
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	35,000	35,007
Transocean, Inc. 8.75%, 2/15/2030 (a)	85,000	88,548
USA Compression Partners LP 6.88%, 9/1/2027	75,000	75,475

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Valaris Ltd. 8.38%, 4/30/2030 (a)	115,000	117,123
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	200,000	212,500
		1,003,436
Entertainment — 0.1%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	31,000
5.25%, 7/15/2028 (a)	90,000	87,985
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	135,000	136,991
4.75%, 10/15/2027 (a)	120,000	117,464
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,360
		476,800
Financial Services — 0.9%
Block, Inc. 3.50%, 6/1/2031	38,000	34,139
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	211,227
Global Payments, Inc.
1.20%, 3/1/2026	415,000	396,561
4.95%, 8/15/2027	335,000	336,617
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	157,000	156,998
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	2,590,000	2,480,601
5.13%, 7/29/2029 (a)	1,000,000	1,010,365
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	120,000	131,317
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	57,000	54,405
3.63%, 3/1/2029 (a)	44,000	40,604
4.00%, 10/15/2033 (a)	5,000	4,348
		4,857,182
Food Products — 0.2%
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	24,000	24,225
4.63%, 4/15/2030 (a)	91,000	85,328
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	191,327
4.90%, 4/21/2027 (a)	570,000	566,325
		867,205
Gas Utilities — 0.0% ^
AmeriGas Partners LP
5.88%, 8/20/2026	99,000	97,300
9.38%, 6/1/2028 (a)	45,000	46,252
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	64,488
		208,040
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	144,000	143,104

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
4.75%, 4/1/2028 (a)	31,000	29,378
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	165,000	172,083
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	100,866
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	153,000	132,376
12.63%, 7/15/2029 (a)	95,000	103,131
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	51,600
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,293
7.13%, 6/1/2031 (a)	45,000	46,653
		799,484
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	195,000	182,818
6.25%, 4/1/2029 (a)	37,000	37,687
5.25%, 10/1/2029 (a)	90,000	87,867
		308,372
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	126,000	122,297
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	49,260
Cardinal Health, Inc. 5.13%, 2/15/2029	1,595,000	1,616,713
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	98,000	94,841
6.00%, 1/15/2029 (a)	132,000	122,936
4.75%, 2/15/2031 (a)	77,000	62,517
DaVita, Inc. 4.63%, 6/1/2030 (a)	148,000	138,629
Encompass Health Corp. 4.75%, 2/1/2030	136,000	131,642
HCA, Inc. 5.20%, 6/1/2028	520,000	526,110
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	125,000	113,144
Quest Diagnostics, Inc. 4.63%, 12/15/2029	865,000	858,366
Star Parent, Inc. 9.00%, 10/1/2030 (a)	105,000	108,413
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	58,457
4.25%, 6/1/2029	553,000	522,217
		4,525,542
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	67,000	65,703
4.50%, 2/15/2029 (a)	60,000	57,375
		123,078
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	43,777
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	133,878
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a) (c)	190,000	178,844
6.50%, 2/15/2032 (a)	45,000	45,903

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
5.75%, 3/1/2027 (a)	45,000	45,190
6.00%, 5/1/2029 (a)	110,000	110,385
10.50%, 6/1/2030 (a)	110,000	117,986
Cedar Fair LP 5.25%, 7/15/2029	110,000	106,778
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	125,000	124,480
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	504,788
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	72,000	70,023
5.88%, 3/15/2033 (a)	105,000	105,154
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	75,000	72,276
MGM Resorts International
5.50%, 4/15/2027	78,000	77,907
4.75%, 10/15/2028	130,000	126,136
6.50%, 4/15/2032	90,000	90,897
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	80,000	80,140
6.25%, 3/15/2032 (a)	75,000	76,623
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	56,000	55,750
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	12,000	11,995
Station Casinos LLC 4.50%, 2/15/2028 (a)	164,000	156,678
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	365,000	355,619
		2,691,207
Household Durables — 0.1%
Newell Brands, Inc. 6.38%, 9/15/2027	235,000	238,286
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	140,000	130,171
		368,457
Household Products — 0.0% ^
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	54,416
4.13%, 4/30/2031 (a)	31,000	28,081
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	101,000	97,776
4.38%, 3/31/2029 (a)	44,000	41,342
		221,615
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	82,219
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	365,061
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	201,941
		649,221
Insurance — 1.6%
Athene Global Funding
2.50%, 1/14/2025 (a)	308,000	307,071
5.62%, 5/8/2026 (a)	1,675,000	1,690,891
CNO Global Funding 5.88%, 6/4/2027 (a)	1,145,000	1,170,485

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Corebridge Global Funding
5.90%, 9/19/2028 (a)	645,000	668,759
5.20%, 6/24/2029 (a)	1,000,000	1,012,869
F&G Global Funding 5.88%, 6/10/2027 (a)	1,170,000	1,188,989
HUB International Ltd. 7.25%, 6/15/2030 (a)	80,000	82,985
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	149,230
5.50%, 1/9/2026 (a)	575,000	577,645
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,012,402
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	1,115,000	1,130,177
		8,991,503
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	118,919
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	45,744
		164,663
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	80,000	81,382
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	57,000	59,546
9.50%, 1/1/2031 (a)	50,000	54,010
Hillenbrand, Inc. 6.25%, 2/15/2029	85,000	86,644
Terex Corp. 5.00%, 5/15/2029 (a)	91,000	87,954
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	104,377
		392,531
Media — 0.7%
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	714,812
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	259,000	252,789
7.75%, 4/15/2028 (a)	26,000	23,947
9.00%, 9/15/2028 (a)	52,000	55,162
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	197,907
6.50%, 2/1/2029 (a)	200,000	171,505
Directv Financing LLC 5.88%, 8/15/2027 (a)	89,000	87,458
DISH DBS Corp.
7.75%, 7/1/2026	76,000	65,363
5.25%, 12/1/2026 (a)	98,000	90,086
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	333,600
Gray Television, Inc.
10.50%, 7/15/2029 (a)	150,000	152,654
5.38%, 11/15/2031 (a)	90,000	53,590
iHeartCommunications, Inc.
6.38%, 5/1/2026	100,000	86,750
8.38%, 5/1/2027	22,500	13,106
5.25%, 8/15/2027 (a)	195,000	139,425

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
News Corp. 3.88%, 5/15/2029 (a)	46,000	43,203
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	147,000	144,867
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	95,000	89,592
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	25,806
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	13,736
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	140,000	125,287
4.13%, 12/1/2030 (a)	59,000	45,878
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	124,000	121,854
5.50%, 7/1/2029 (a)	190,000	185,689
4.13%, 7/1/2030 (a)	45,000	40,601
Stagwell Global LLC 5.63%, 8/15/2029 (a)	117,000	112,805
TEGNA, Inc.
4.63%, 3/15/2028	71,000	67,493
5.00%, 9/15/2029	67,000	63,323
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	140,000	142,860
7.38%, 6/30/2030 (a)	45,000	43,382
		3,704,530
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	250,000	249,687
ATI, Inc. 5.88%, 12/1/2027	108,000	107,390
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,306
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	67,221
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	8,000	8,015
4.63%, 3/1/2029 (a)	118,000	111,198
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	400,000	386,000
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	72,462
		1,043,279
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	744,372
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	155,000	159,604
		903,976
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,471,522
Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	101,000	98,856
Antero Resources Corp. 5.38%, 3/1/2030 (a)	59,000	57,962
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	105,000	107,485
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	165,000	171,065
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	90,000	92,633
Buckeye Partners LP 4.13%, 12/1/2027	80,000	76,962
California Resources Corp. 7.13%, 2/1/2026 (a)	43,000	43,118
Chord Energy Corp. 6.38%, 6/1/2026 (a)	106,000	106,349

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	88,000	91,852
8.75%, 7/1/2031 (a)	105,000	111,311
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	147,000	144,937
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	115,000	120,896
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	161,482
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	50,000	53,117
6.88%, 4/29/2030	100,000	98,100
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	85,000	86,976
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	566,414
Expand Energy Corp.
8.38%, 9/15/2028	31,000	31,863
6.75%, 4/15/2029 (a)	167,000	169,521
5.38%, 3/15/2030	45,000	44,675
Genesis Energy LP
8.00%, 1/15/2027	66,000	67,263
7.75%, 2/1/2028	80,000	80,847
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	465,050
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	179,000	171,392
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	91,939
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	69,927
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	120,000	119,751
Matador Resources Co. 6.50%, 4/15/2032 (a)	95,000	95,236
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	85,000	87,076
NuStar Logistics LP
5.63%, 4/28/2027	55,000	55,108
6.38%, 10/1/2030	95,000	97,836
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	210,000	216,207
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	183,340	164,645
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	400,000	388,000
6.88%, 8/4/2026	280,000	278,284
6.49%, 1/23/2027	570,000	558,423
5.35%, 2/12/2028	300,000	277,860
6.84%, 1/23/2030	250,000	231,406
Range Resources Corp.
8.25%, 1/15/2029	54,000	55,663
4.75%, 2/15/2030 (a)	24,000	22,819
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	85,000	81,299
SM Energy Co. 6.63%, 1/15/2027	84,000	84,060
Sunoco LP 5.88%, 3/15/2028	149,000	149,171
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	43,995
6.00%, 12/31/2030 (a)	102,000	96,545
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	420,000	438,920

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
9.50%, 2/1/2029 (a)	115,000	128,466
Vital Energy, Inc. 9.75%, 10/15/2030	100,000	107,330
		7,160,092
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	98,000	97,954
5.75%, 4/20/2029 (a)	251,750	251,331
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	65,000	68,382
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	46,326
4.63%, 4/15/2029 (a)	110,000	105,717
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	150,000	150,133
		719,843
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	106,553
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	53,131
		159,684
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	48,000	46,440
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	249,000	243,524
4.88%, 6/1/2028 (a)	202,000	167,169
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	189,547
		646,680
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a) (c)	134,000	116,413
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	109,000	109,332
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	198,797
Entegris, Inc. 5.95%, 6/15/2030 (a)	90,000	90,151
Marvell Technology, Inc. 5.75%, 2/15/2029	670,000	692,033
Synaptics, Inc. 4.00%, 6/15/2029 (a)	35,000	32,204
		1,122,517
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	60,008
Elastic NV 4.13%, 7/15/2029 (a)	100,000	93,510
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	132,000	127,620
5.13%, 4/15/2029 (a)	14,000	13,445
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	132,521
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	150,000	149,519
		576,623
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	92,000	90,596

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	57,353
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	40,778
7.50%, 6/15/2029	76,000	78,703
6.75%, 7/1/2036	23,000	23,856
Escrow Rite Aid 0.00%, 12/31/2049 ‡	6,532	3,899
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	77,237
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	64,000	60,459
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	30,054
4.38%, 1/15/2031 (a)	31,000	28,486
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	59,041
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	238,618
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	164,000	154,176
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	69,015
12.75%, 1/15/2030 (a)	74,684	61,638
		983,313
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029	18,000	19,311
8.50%, 7/15/2031	6,000	6,470
9.63%, 12/1/2032	44,000	50,257
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	110,000	109,101
		185,139
Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	85,000	78,755
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	74,000	73,638
Imola Merger Corp. 4.75%, 5/15/2029 (a)	76,000	72,952
United Rentals North America, Inc.
4.88%, 1/15/2028	64,000	63,020
6.13%, 3/15/2034 (a)	105,000	106,566
		394,931
Wireless Telecommunication Services — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	182,000	148,969
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	149,209
3.38%, 4/15/2029	600,000	565,439
		863,617
Total Corporate Bonds (Cost $174,917,796)		175,953,715
Asset-Backed Securities — 23.6%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	106,421	97,633
ACHV ABS TRUST Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	198,284	199,134
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	249,171

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	1,032,719	1,025,264
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	584,000	586,829
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	379,305
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	664,963
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	279,555
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	378,504
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	734,781
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,423,375
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	268,500
AREIT Trust Series 2021-CRE5, Class C, 6.97%, 11/17/2038 (a) (h)	336,000	334,670
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 6.06%, 10/15/2030 (a) (h)	1,355,000	1,355,923
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.97%, 4/22/2031 (a) (h)	96,945	97,001
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	411,798
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	499,865
Ballyrock CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 6.48%, 4/20/2031 (a) (h)	250,000	250,246
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,015,919
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	262,203	258,816
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,519,123
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,020,977
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,605,648
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.77%, 12/15/2038 (a) (h)	475,000	470,926
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	355,920	347,058
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	915,425	933,788
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class B1R, 6.26%, 10/15/2031 (a) (h)	1,241,230	1,242,340
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	1,489,213	1,461,032
CarNow Auto Receivables Trust Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	393,348
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 0.00%, 4/20/2032 ‡ (a) (h) (i)	889,000	889,000
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	900,000	910,895
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,637,511
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,468,251
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,271,369
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	448,479
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (h)	674,000	627,851
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	801,439
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	397,094
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	187,006	184,568
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,021,000	999,395
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	763,684
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	894,022
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	243,772
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	908,456

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	467,916
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	363,361
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	612,470
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	509,974
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	513,953
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	165,018	163,187
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	741,727	720,818
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	500,000	504,237
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	301,210
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	311,959
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,632,844
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	368,722	375,910
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	612,268	625,625
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	206,688	207,409
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	160,663	156,464
Series 2022-5A, Class C, 6.51%, 12/15/2027	345,000	347,037
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	470,469
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,410,000	1,427,259
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	795,650
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	513,184
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	521,039
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	823,883
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	727,410
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	32,863	32,568
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	143,256	144,998
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	469,989
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	468,303
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	584,537
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	288,140
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	596,365
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	800,000	760,762
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	400,000	378,098
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	217,521
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	1,568,000	1,536,199
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	511,847
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	748,437
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	851,916
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	595,822
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	914,994
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	54,760	50,868
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	609,868

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	222,979
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class BR, 6.11%, 11/22/2031 (a) (h)	749,000	749,431
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	195,039
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	1,000,000	992,667
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	739,967
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	913,661
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	767,331
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	738,392
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,269,703
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	544,098	520,575
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	664,892	673,042
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	836,334	840,666
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,500,000	1,508,146
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	454,270	403,860
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	500,000	500,274
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,884,786
LCM LP (Cayman Islands) Series 14A, Class AR, 5.92%, 7/20/2031 (a) (h)	170,828	170,927
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 5.95%, 1/20/2031 (a) (h)	72,485	72,543
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	26,303	25,471
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	892,887
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	400,000	404,383
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	54,860	54,973
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	251,827
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	244,498
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	761,254
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	182,346
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	251,507	254,970
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,011,155
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	808,000	809,351
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,281,000	1,294,277
Mission Lane Credit Card Master Trust Series 2023-A, Class A, 7.23%, 7/17/2028 (a)	200,000	201,352
MVW LLC
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	454,127	463,646
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	60,020	56,822
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	25,760	24,255
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,177,178	1,188,068
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2018-29A, Class B1R, 6.42%, 10/19/2031 (a) (h)	659,000	659,600
Series 2022-49A, Class BR, 6.18%, 7/25/2035 (a) (h)	434,000	433,756
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	615,281

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	485,377
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	1,250,000	1,255,872
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	62,327	60,279
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.72%, 1/16/2037 (a) (h) (i)	1,500,000	1,500,000
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A2R2, 6.15%, 10/17/2030 (a) (h)	791,000	792,399
Octagon Investment Partners Ltd. (Cayman Islands) Series 2017-1A, Class A2R, 6.33%, 3/17/2030 (a) (h)	420,000	419,778
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	523,440
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,473,985
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	2,092,000	2,090,290
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	29,640	29,044
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,978,959	1,911,632
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	395,792	383,340
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	600,000	594,258
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	17,368	17,163
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A2, 6.56%, 10/15/2030 (a) (h)	1,380,000	1,381,764
Series 2024-3A, Class A2, 6.17%, 8/8/2032 (a) (h)	998,994	1,003,091
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	666,204	676,330
PRET LLC
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (g)	872,085	868,802
Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (g)	84,833	84,446
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (h)	322,301	321,458
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	192,312
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	329,476
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	547,424
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,036,253
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (h)	1,697,000	1,569,895
PRPM LLC
Series 2021-5, Class A1, 4.79%, 6/25/2026 (a) (g)	609,106	604,726
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (g)	166,544	165,836
Series 2021-11, Class A1, 5.49%, 11/25/2026 (a) (g)	161,631	161,395
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,263,681
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	90,105	90,335
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,536,389
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	500,000	491,932
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,313,177
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,515,579
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 6.21%, 1/15/2036 (a) (h)	1,000,000	999,688
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	1,000,000	1,006,000
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	181,414	178,729
Series 2022-3, Class C, 4.49%, 8/15/2029	985,000	981,485
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,255,118
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	506,537
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	962,337
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	673,445

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,052,561
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,009,025
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,275,149
SCF Equipment Leasing LLC
Series 2021-1A, Class D, 1.93%, 9/20/2030 (a)	535,000	524,933
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,107,431
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	452,637
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	601,394	605,155
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	1,618,163	1,602,425
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	705,497	702,348
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 5.96%, 1/20/2032 (a) (h)	309,151	309,073
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,778,000	1,781,307
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.36%, 10/15/2031 (a) (h)	680,000	680,668
Series 2018-20A, Class BR2, 6.20%, 1/16/2032 (a) (h)	1,430,000	1,431,424
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 6.21%, 4/15/2031 ‡ (a) (h) (i)	1,333,334	1,333,334
Tricon Residential Trust
Series 2024-SFR4, Class D, 5.35%, 11/17/2029 (a)	1,311,000	1,279,966
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	227,249
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	793,102
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	24,049	23,493
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	15,925	15,509
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	1,008	1,006
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	16,717	16,642
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	51,883	51,364
Upstart Securitization Trust
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	30,196	30,058
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	41,726	41,560
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	88,807	88,527
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	574,000	230,958
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.96%, 7/18/2031 (a) (h)	113,953	114,054
Veros Auto Receivables Trust Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,293,897
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (g)	168,127	167,625
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	300,160	298,344
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (g)	53,819	53,789
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (g)	35,919	35,879
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (g)	57,799	57,793
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	931,828	938,246
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	88,141	87,668
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	1,000,000	983,825
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	513,339
Total Asset-Backed Securities (Cost $133,566,947)		134,265,799
U.S. Treasury Obligations — 15.4%
U.S. Treasury Notes
4.38%, 12/15/2026	650,000	652,285

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.00%, 1/15/2027	8,950,000	8,918,185
4.13%, 2/15/2027	21,280,000	21,256,725
4.50%, 4/15/2027	6,030,000	6,076,167
4.50%, 5/15/2027	7,525,000	7,585,259
4.38%, 7/15/2027	2,245,000	2,258,505
3.75%, 8/15/2027	8,680,000	8,596,252
3.38%, 9/15/2027	18,835,000	18,470,072
3.88%, 10/15/2027	12,830,000	12,744,801
4.00%, 2/29/2028	172,700	172,039
3.63%, 3/31/2028	340,000	334,780
4.25%, 2/28/2029	310,000	311,623
Total U.S. Treasury Obligations (Cost $87,460,456)		87,376,693
Mortgage-Backed Securities — 10.3%
FHLMC Pool # 841368 ARM, 7.22%, 9/1/2047 (h)	1,028,409	1,057,049
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	211,935	206,496
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	311,559	294,378
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	92,634	89,896
Pool # SB8184, 4.00%, 10/1/2037	600,580	583,724
Pool # SB8261, 5.50%, 10/1/2038	995,875	1,007,749
Pool # SB8308, 5.00%, 6/1/2039	712,910	714,542
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	725,805	689,277
Pool # SD8231, 4.50%, 7/1/2052	767,696	737,486
Pool # SD8343, 6.00%, 7/1/2053	7,597,253	7,688,675
Pool # SD6636, 5.50%, 10/1/2054	3,588,398	3,600,398
FNMA Pool # BM4562 ARM, 7.20%, 5/1/2047 (h)	822,547	847,880
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	571,315	542,112
Pool # MA4361, 2.50%, 6/1/2036	297,051	274,250
Pool # FM7767, 2.00%, 7/1/2036	3,361,948	3,045,543
Pool # CB1216, 2.50%, 7/1/2036	547,031	505,033
Pool # FS1563, 2.50%, 7/1/2036	416,036	384,089
Pool # FS1329, 2.00%, 2/1/2037	767,125	692,240
Pool # MA4640, 3.50%, 6/1/2037	551,948	528,649
Pool # MA4944, 4.50%, 3/1/2038	2,166,028	2,141,405
Pool # MA5093, 5.00%, 7/1/2038	3,796,732	3,805,423
Pool # SB1289, 4.50%, 8/1/2039	14,526,853	14,357,392
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,294,772	1,213,490
Pool # FM3075, 3.50%, 11/1/2039	850,129	803,297
Pool # CA8310, 2.50%, 12/1/2040	220,279	194,220
Pool # MA4780, 4.50%, 10/1/2042	2,197,180	2,159,381
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	748,506	717,941
Pool # FS2237, 4.00%, 10/1/2046	1,771,941	1,701,726
Pool # BM1285, 4.50%, 5/1/2047	120,834	118,456
Pool # FS1847, 4.00%, 1/1/2049	221,770	210,633

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS1891, 4.00%, 1/1/2050	727,616	689,737
Pool # FS0085, 4.00%, 11/1/2050	789,632	749,950
Pool # MA5039, 5.50%, 6/1/2053	2,763,328	2,761,987
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	640,196	618,942
Pool # 787548, 5.50%, 9/20/2054	2,554,329	2,561,958
Total Mortgage-Backed Securities (Cost $58,678,866)		58,295,404
Collateralized Mortgage Obligations — 9.9%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 6.63%, 12/25/2041 (a) (h)	521,000	527,821
Series 2022-R02, Class 2M2, 7.73%, 1/25/2042 (a) (h)	225,000	231,048
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class M1A, 5.73%, 1/25/2042 (a) (h)	484,897	484,597
Series 2023-HQA3, Class M2, 8.08%, 11/25/2043 (a) (h)	725,000	765,720
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	70,201	71,771
Series 4754, Class VG, 4.00%, 12/15/2036	460,412	457,706
Series 3878, Class PL, 4.50%, 11/15/2040	285,913	284,306
Series 4376, Class A, 4.00%, 7/15/2041	610,934	605,529
Series 5182, Class D, 2.50%, 11/25/2043	12,085,092	11,094,994
Series 4583, Class UP, 3.00%, 7/15/2045	1,673,462	1,543,511
Series 4599, Class PA, 3.00%, 9/15/2045	1,687,193	1,571,915
Series 4718, Class DA, 3.00%, 2/15/2047	215,248	198,301
Series 5194, Class H, 2.50%, 10/25/2047	5,836,561	5,211,749
Series 5021, Class MI, IO, 3.00%, 10/25/2050	381,939	65,790
Series 5470, Class FG, 5.93%, 11/25/2054 (h)	1,346,954	1,337,647
Series 5472, Class FE, 6.08%, 11/25/2054 (h)	4,065,556	4,043,659
Series 5481, Class FA, 6.26%, 12/25/2054 (h)	3,305,000	3,332,060
Series 5481, Class FC, 6.36%, 12/25/2054 (h)	5,500,000	5,563,579
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	191,076	182,768
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,718,189	2,697,662
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,848,118	1,766,870
Series 2022-43, Class P, 4.00%, 7/25/2052	452,694	435,685
Series 2024-67, Class FA, 5.90%, 9/25/2054 (h)	846,510	846,826
Series 2024-96, Class FA, 6.26%, 12/25/2054 (h)	2,200,000	2,218,247
GNMA
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	205,545	29,621
Series 2024-151, Class HB, 4.50%, 10/20/2052	5,993,011	5,813,039
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (g)	97,219	96,909
LHOME Mortgage Trust Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (g)	1,225,000	1,237,109
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,221,377
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	684,302	684,645
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	255,000	257,094
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (g)	218,217	216,133
PRPM LLC Series 2021-8, Class A1, 4.74%, 9/25/2026 (a) (h)	845,885	839,794

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (h)	144,000	112,823
Total Collateralized Mortgage Obligations (Cost $55,906,493)		56,048,305
Commercial Mortgage-Backed Securities — 5.8%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.72%, 4/14/2033 (a) (h)	1,000,000	986,631
Series 2015-200P, Class D, 3.72%, 4/14/2033 (a) (h)	400,000	392,820
Beast Mortgage Trust Series 2021-1818, Class B, 6.17%, 3/15/2036 (a) (h)	179,000	133,985
Benchmark Mortgage Trust Series 2024-V5, Class C, 7.20%, 1/10/2057 (h)	300,000	311,514
BMO Mortgage Trust Series 2024-5C3, Class C, 7.09%, 2/15/2057 (h)	300,000	307,303
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 6.37%, 9/15/2036 (a) (h)	275,000	274,141
Series 2024-MF, Class B, 6.30%, 2/15/2039 (a) (h)	1,062,545	1,061,219
BX Trust
Series 2021-RISE, Class D, 6.47%, 11/15/2036 (a) (h)	304,318	300,895
Series 2022-LBA6, Class D, 6.61%, 1/15/2039 (a) (h)	525,000	523,199
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 8.47%, 10/15/2038 (a) (h)	275,000	271,672
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	199,566
Series 2015-GC27, Class C, 4.50%, 2/10/2048 (h)	440,000	434,207
Series 2015-GC29, Class C, 4.34%, 4/10/2048 (h)	400,000	385,494
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (h)	250,000	121,586
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.87%, 9/10/2047 (h)	2,200,000	1,998,966
Series 2014-CR20, Class C, 4.62%, 11/10/2047 (h)	65,771	61,989
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (h)	200,000	194,692
Series 2015-PC1, Class B, 4.41%, 7/10/2050 (h)	200,000	188,709
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 (h)	325,000	299,990
Series 2015-C2, Class C, 4.32%, 6/15/2057 (h)	700,000	577,952
ELM Trust
Series 2024-ELM, Class B10, 6.20%, 6/10/2039 (a) (h)	1,016,000	1,026,410
Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (h)	1,290,000	1,303,160
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.54%, 8/25/2027 (h)	3,445,104	34,136
Series K110, Class X1, IO, 1.81%, 4/25/2030 (h)	14,826,490	1,046,881
Series K121, Class X1, IO, 1.11%, 10/25/2030 (h)	9,781,781	458,371
Series K120, Class X1, IO, 1.13%, 10/25/2030 (h)	9,851,450	467,520
Series K124, Class X1, IO, 0.81%, 12/25/2030 (h)	19,862,391	704,356
Series K123, Class X1, IO, 0.86%, 12/25/2030 (h)	27,719,732	1,021,675
Series K128, Class X1, IO, 0.61%, 3/25/2031 (h)	29,664,672	763,349
Series K111, Class X3, IO, 3.29%, 4/25/2048 (h)	405,000	58,628
Series K110, Class X3, IO, 3.52%, 6/25/2048 (h)	380,000	56,317
Series K115, Class X3, IO, 3.06%, 9/25/2048 (h)	430,000	57,827
Series K125, Class X3, IO, 2.74%, 2/25/2049 (h)	460,000	60,177
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.20%, 5/25/2025 (a) (h)	200,000	198,197
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,705,942	31,532
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	1,000,000	724,000

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	9,826
Series 2019-KC07, Class C, 3.74%, 10/25/2029 (a) (h)	600,000	477,993
Series 2016-K57, Class C, 4.05%, 8/25/2049 (a) (h)	185,000	180,109
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (h)	110,000	106,975
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	1,000,000	783,863
Series 2018-K83, Class D, PO, , 11/25/2051 (a)	1,400,000	983,373
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	1,000,000	610,602
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	1,000,000	767,434
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	10,330,834	21,244
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	7,050
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (h)	100,000	96,607
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	250,000	75,817
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	145,970
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.78%, 8/15/2048 (h)	150,000	112,846
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (h)	400,000	345,971
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (h)	800,000	689,189
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (h)	275,000	227,893
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (h)	147,023	132,680
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (h)	1,000,000	845,767
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (h)	1,000,000	853,016
Life Mortgage Trust Series 2021-BMR, Class C, 5.82%, 3/15/2038 (a) (h)	154,661	152,438
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.32%, 4/15/2038 (a) (h)	200,000	199,500
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	191,271
Series 2015-C25, Class B, 4.67%, 10/15/2048 (h)	500,000	479,903
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,509,231
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.00%, 5/15/2039 (a) (h)	804,000	800,985
Series 2024-DSNY, Class B, 6.35%, 5/15/2039 (a) (h)	1,008,000	996,909
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	209,507
SMRT Series 2022-MINI, Class E, 7.31%, 1/15/2039 (a) (h)	350,000	332,561
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.38%, 11/15/2036 (a) (h)	400,000	396,757
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (h)	500,000	488,440
Series 2015-LC22, Class D, 4.69%, 9/15/2058 (h)	205,000	154,147
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.14%, 3/15/2045 (h)	117,000	111,439
Series 2014-C21, Class C, 4.23%, 8/15/2047 (h)	1,000,000	919,199
Series 2014-C25, Class B, 4.24%, 11/15/2047 (h)	124,135	122,604
Series 2014-C22, Class C, 3.78%, 9/15/2057 (h)	725,000	578,389
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (h)	1,000,000	921,134
Total Commercial Mortgage-Backed Securities (Cost $33,980,197)		33,077,705

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 1.2%
Arab Republic of Egypt
7.50%, 1/31/2027 (d)	200,000	199,437
7.60%, 3/1/2029 (d)	600,000	581,544
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	194,250
Commonwealth of the Bahamas 6.00%, 11/21/2028 (d)	200,000	191,228
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	139,595
4.50%, 1/30/2030 (d)	150,000	139,595
7.05%, 2/3/2031 (d)	200,000	208,074
Federal Republic of Nigeria, 6.50%, 11/28/2027 (d)	600,000	569,628
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (d)	200,000	198,000
6.13%, 1/29/2026 (d)	400,000	399,250
7.75%, 1/15/2028 (d)	200,000	206,000
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	400,000	374,250
7.38%, 4/8/2031 (a)	200,000	167,188
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	200,000	218,000
Republic of Angola
9.50%, 11/12/2025 (d)	200,000	201,625
8.25%, 5/9/2028 (d)	200,000	189,626
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	600,000	597,144
5.75%, 12/31/2032 (d) (g)	50,694	48,131
7.63%, 1/30/2033 (a)	400,000	398,072
Republic of Ecuador 6.90%, 7/31/2030 (d) (g)	250,000	169,062
Republic of El Salvador
8.63%, 2/28/2029 (d)	270,000	276,345
9.25%, 4/17/2030 (d)	150,000	157,734
Republic of Honduras 8.63%, 11/27/2034 (a)	150,000	149,550
Republic of Iraq 5.80%, 1/15/2028 (d)	218,750	212,256
Republic of Senegal 6.25%, 5/23/2033 (d)	200,000	168,000
Republic of South Africa 7.10%, 11/19/2036 (a)	350,000	353,342
Suriname Government International Bond 7.95%, 7/15/2033 (d) (f)	200,000	181,995
Total Foreign Government Securities (Cost $6,847,668)		6,888,921
Municipal Bonds — 0.0% (h) (j) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $92,247)	2,076,884	95,120
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡(Cost $—)	66	—
Short-Term Investments — 2.8%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (k) (l) (Cost $14,167,677)	14,164,488	14,170,154

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (k) (l) (Cost $564,800)	564,800	564,800
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.87%, 1/30/2025 (m) (n) (Cost $1,009,922)	1,018,000	1,010,574
Total Short-Term Investments (Cost $15,742,399)		15,745,528
Total Investments — 100.0% (Cost $567,193,069)		567,747,190
Liabilities in Excess of Other Assets — (0.0)% ^		(244,826)
NET ASSETS — 100.0%		567,502,364

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $550,466.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2024.
(m)	The rate shown is the effective yield as of November 30, 2024.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	354	03/31/2025	USD	72,968,250	132,708
U.S. Treasury 5 Year Note	560	03/31/2025	USD	60,274,375	385,309
518,017
Short Contracts
U.S. Treasury 10 Year Note	(228)	03/20/2025	USD	(25,357,875)	(319,753)
U.S. Treasury 10 Year Ultra Note	(110)	03/20/2025	USD	(12,632,813)	(221,950)
U.S. Treasury Long Bond	(27)	03/20/2025	USD	(3,228,188)	(83,863)
U.S. Treasury Ultra Bond	(7)	03/20/2025	USD	(891,406)	(32,632)
(658,198)
(140,181)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$129,262,091	$5,003,708	$134,265,799
Collateralized Mortgage Obligations	—	56,048,305	—	56,048,305
Commercial Mortgage-Backed Securities	—	33,077,705	—	33,077,705
Common Stocks	—	—	—(a )	—(a )
Corporate Bonds
Aerospace & Defense	—	1,411,462	—	1,411,462
Automobile Components	—	1,200,024	—	1,200,024
Automobiles	—	5,616,295	—	5,616,295
Banks	—	75,462,989	—	75,462,989
Beverages	—	59,683	—	59,683
Biotechnology	—	182,469	—	182,469
Broadline Retail	—	219,709	—	219,709
Building Products	—	887,402	—	887,402
Capital Markets	—	18,638,843	—	18,638,843
Chemicals	—	1,216,461	—	1,216,461
Commercial Services & Supplies	—	3,372,316	—	3,372,316
Communications Equipment	—	162,088	—	162,088
Construction & Engineering	—	564,536	—	564,536
Consumer Finance	—	7,514,162	—	7,514,162
Consumer Staples Distribution & Retail	—	387,182	17,389	404,571
Containers & Packaging	—	1,067,509	—	1,067,509
Diversified Consumer Services	—	139,725	—	139,725
Diversified Telecommunication Services	—	1,917,007	—	1,917,007
Electric Utilities	—	8,817,166	—	8,817,166
Electrical Equipment	—	139,043	—	139,043
Electronic Equipment, Instruments & Components	—	87,782	—	87,782
Energy Equipment & Services	—	1,003,436	—	1,003,436
Entertainment	—	476,800	—	476,800
Financial Services	—	4,857,182	—	4,857,182
Food Products	—	867,205	—	867,205
Gas Utilities	—	208,040	—	208,040
Ground Transportation	—	799,484	—	799,484
Health Care Equipment & Supplies	—	308,372	—	308,372
Health Care Providers & Services	—	4,525,542	—	4,525,542
Hotel & Resort REITs	—	123,078	—	123,078
Hotels, Restaurants & Leisure	—	2,691,207	—	2,691,207
Household Durables	—	368,457	—	368,457
Household Products	—	221,615	—	221,615
Independent Power and Renewable Electricity Producers	—	649,221	—	649,221
Insurance	—	8,991,503	—	8,991,503
IT Services	—	164,663	—	164,663
Leisure Products	—	81,382	—	81,382
Machinery	—	392,531	—	392,531
Media	—	3,704,530	—	3,704,530

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Metals & Mining	$—	$1,043,279	$—	$1,043,279
Mortgage Real Estate Investment Trusts (REITs)	—	903,976	—	903,976
Multi-Utilities	—	1,471,522	—	1,471,522
Oil, Gas & Consumable Fuels	—	7,160,092	—	7,160,092
Passenger Airlines	—	719,843	—	719,843
Personal Care Products	—	159,684	—	159,684
Pharmaceuticals	—	646,680	—	646,680
Real Estate Management & Development	—	116,413	—	116,413
Semiconductors & Semiconductor Equipment	—	1,122,517	—	1,122,517
Software	—	576,623	—	576,623
Specialized REITs	—	90,596	—	90,596
Specialty Retail	—	979,414	3,899	983,313
Technology Hardware, Storage & Peripherals	—	185,139	—	185,139
Trading Companies & Distributors	—	394,931	—	394,931
Wireless Telecommunication Services	—	863,617	—	863,617
Total Corporate Bonds	—	175,932,427	21,288	175,953,715
Foreign Government Securities	—	6,888,921	—	6,888,921
Mortgage-Backed Securities	—	58,295,404	—	58,295,404
Municipal Bonds	—	95,120	—	95,120
U.S. Treasury Obligations	—	87,376,693	—	87,376,693
Short-Term Investments
Investment Companies	14,170,154	—	—	14,170,154
Investment of Cash Collateral from Securities Loaned	564,800	—	—	564,800
U.S. Treasury Obligations	—	1,010,574	—	1,010,574
Total Short-Term Investments	14,734,954	1,010,574	—	15,745,528
Total Investments in Securities	$14,734,954	$547,987,240	$5,024,996	$567,747,190
Appreciation in Other Financial Instruments
Futures Contracts	$518,017	$—	$—	$518,017
Depreciation in Other Financial Instruments
Futures Contracts	(658,198)	—	—	(658,198)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(140,181)	$—	$—	$(140,181)

(a)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$904,226	$—	$47,299	$7,691	$5,320,933	$(954,487)	$—	$(321,954)	$5,003,708
Common Stocks	—	—	—	—	— (a)	—	—	—	— (a)

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Corporate Bonds	$140,400	$(58,199)	$71,407	$303	$21,295	$(153,918)	$—	$—	$21,288
Total	$1,044,626	$(58,199)	$118,706	$7,994	$5,342,228	$(1,108,405)	$—	$(321,954)	$5,024,996

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $41,468.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,908,697	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 75.00% (24.67%)
			Yield (Discount Rate of Cash Flows)	5.52% - 6.44% (6.14%)

Asset-Backed Securities	1,908,697
	21,288	Term of Restructuring	Expected Recovery	0.00% - 90.00% (68.55%)

Corporate Bonds	21,288

Total	$1,929,985

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $3,095,011. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$25,964,962	$262,814,944	$274,611,028	$(61)	$1,337	$14,170,154	14,164,488	$599,025	$—

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	$—	$1,025,573	$460,773	$—	$—	$564,800	564,800	$4,216	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	—	1,578,240	1,578,240	—	—	—	—	687	—
Total	$25,964,962	$265,418,757	$276,650,041	$(61)	$1,337	$14,734,954		$603,928	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.